FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /    (a)
           or fiscal year ending:   12/31/17   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N) ___N___

1. A. Registrant Name:  Destra Targeted Income Unit Investment Trust
    B. File Number:  811-22757
    C: Telephone Number: 630-853-3300

2. A. Street:  901 Warrenville Road, Suite 15
    B. City: Lisle      C. State:  IL       D. Zip Code: 60532

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

UNIT INVESTMENT TRUSTS

111.  A. Depositor Name: Destra Capital Investments LLC
         B. File Number (if any):
         C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___

112.  A. Sponsor Name: Destra Capital Investments LLC
         B. File Number (if any):
         C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___

113.  A. Trustee Name: U.S. Bank Trust N.A.
         B. City: Wilmington    State:  De       Zip Code: 19801    Ext: ___
         Foreign Country:        Foreign Postal Code:

114.  A. Principal Underwriter Name:
         B. File Number: _________
         C. City:      State:      Zip Code:      Ext: ___

115.  A. Independent Public Accountant Name:
         B. City:      State:      Zip Code:      Ext:___

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___Y____
B. Identify the family in 10 letters  DESTRAUITS

117.             A. Is Registrant a separate account of an insurance company? (Y/N)__N__
B. Variable annuity contracts? (Y/N)___N____
C. Scheduled premium variable life contracts? (Y/N)____N______
D. Flexible premium variable life contracts? (Y/N)_____N______
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)____N_____

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:  5

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:  0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted): $0

121. State the number of series for which a current prospectus was in existence at the end of the period:  0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period: 0

123. State the total value of the additional units considered in answering item 122 ($000’s omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted) $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant’s ($000’s omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales
Loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of	Total Assets	Total
		Series	($000’s	Income
		Investing	omitted)	Distributions ($000’s omitted)

A.	U.S. Treasury direct issue	0	$0	$0
B.	U.S. Government agency	0	$0	$0
C.	State and municipal tax-free	0	$0	$0
D.	Public utility debt	0	$0	$0
E.	Brokers or dealers debt or Debt of brokers’ or Dealers’parent	0	$0	$0
F.	All other corporate Intermed. & long-term debt	0	$0	$0
G.	All other corporate short-Term debt	0	$0	$0
H.	Equity securities of brokers Or dealers or parents of Brokers or dealers	0	$0	$0
I.	Investment company equity Securities	0	$0	$0
J.	All other equity securities	0	$0	$0
K.	Other securities	5	unknown*	$0
L.	Total assets of all series Of Registrant	5	unknown*	$0

*As of December 31, 2017, the Registrant held $4,253,859 in cash.  As to the other securities, the Administrative Agent is unable to provide a valuation at this time.  The Registrant is working to ascertain a value.

128. Is the timely payment of principal and interest on any of the portfolio
Securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______N_____

[If answer is “N” (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_____________

[if answer is “N” (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)__________________

131. Total expenses incurred by all series of Registrant during the current Reporting period.

At the direction of Unitholders, the Registrant paid the following expenses in 2017, totaling $3,045,695.41: (1) legal fees of $2,480,058.83 in connection with the investigation and pursuit of claims relating to the Registrant’s interest in Constellation Health Group, LLC and TIO Art Funding, LLC; (2) local counsel legal fees of $323,958.99 to pursue the above-referenced claims in the Court of Chancery of the State of Delaware (C.A. No. 13006-VCL), the Supreme Court of the State of New York (Index No. 650709/2017), and the Volusia County District Court of the State of Florida (Case Nos. 2001-30696-CCI / 2017-10708-PRDL); (3) retainers and hourly fees totaling $218,069.90 to non-legal professionals retained to assist with the above-referenced actions in Delaware, New York, and Florida; and (4) fees of $23,607.69 to non-legal professionals retained to appraise assets of Premium Beverage Group, Inc., a Nevada corporation, whose common stock is an asset of each Series.  From and after January 1, 2014, the Registrant also incurred, but has not yet paid, annual fees and expenses due to the trustee of approximately $150,000.00, and fees and expenses of outside counsel relating to administration of the trusts totaling approximately $1,200,000.00.  Additionally, the trustee has incurred certain extraordinary fees in conjunction with its administration of the trusts.
132. List the “811” (Investment Company Act of 1940) registration number for
All Series of Registrant that is being included in this filing:

811-22757                    811-                       811-

This report is signed on behalf of the Trustee.

City of: Wilmington    State of: DE  Date: February 21, 2018

Name of Trustee:

U.S. Bank Trust N.A.

By: /s/ Matthew Scott                                     Witness: /s/ Steven Illingworth
            Matthew Scott                                                        Steven Illingworth
            Vice President                                                        Vice President